Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 109	$ 4,172
Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Secured/ Unsecured	Unsecured
Chile [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 109	$ 4,172